N-2 - USD ($)		3 Months Ended								12 Months Ended
		Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Cover [Abstract]
Entity Central Index Key										0001281926
Amendment Flag										false
Entity Inv Company Type										N-2
Document Type										N-CSR
Entity Registrant Name										Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common shareholder transaction expenses
Sales load paid by you (as a percentage of offering price)	— 1
Offering expenses (as a percentage of offering price)	None 2
Dividend reinvestment plan fees	$5.00 3
1
If common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load.
2

Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.
3
You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your common shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]									0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]									$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]									0.00%
Annual Expenses [Table Text Block]
Annual expenses	Percentage of net assets attributable to common shares 4
Investment adviser fee	1.05% 5
Interest payments on borrowed funds	1.38% 6,7
Other expenses	0.13%
Total annual Fund operating expenses	2.56%
4
Stated as a percentage of average net assets attributable to common shares for the year ended October 31, 2024.
5
The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to increase investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.
6
As of October 31, 2024, the outstanding borrowings represented approximately 18.5% leverage.
7
Includes interest and fee expense on notes payable.

Management Fees [Percent]	[4],[5]									1.05%
Interest Expenses on Borrowings [Percent]	[4],[6],[7]									1.38%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]									0.13%
Total Annual Expenses [Percent]	[4]									2.56%
Expense Example [Table Text Block]
The following Example illustrates the expenses that common shareholders would pay on a $1,000 investment in common shares, assuming (i) total annual expenses of 2.56% of net assets attributable to common shares in years 1 through 10; (ii) a 5% annual return; and (iii) all distributions are reinvested at NAV:
1 Year	3 Years	5 Years	10 Years
$26	$80	$136	$290
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the U.S. Securities and Exchange Commission (“SEC”) that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund’s common shares. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the Fund’s dividend reinvestment plan may receive common shares purchased or issued at a price or value different from NAV. The example does not include sales load or estimated offering costs, which would cause the expenses shown in the example to increase.
The example should not be considered a representation of past or future expenses, and the Fund’s actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01										$ 26
Expense Example, Years 1 to 3										80
Expense Example, Years 1 to 5										136
Expense Example, Years 1 to 10										$ 290
Purpose of Fee Table , Note [Text Block]										The purpose of the table below is to help you understand all fees and expenses that you, as a common shareholder, would bear directly or indirectly. The table shows Fund expenses stated as a percentage of net assets attributable to common shares, and not as a percentage of total assets.
Basis of Transaction Fees, Note [Text Block]										as a percentage of offering price
Other Transaction Fees, Note [Text Block]
Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.

Management Fee not based on Net Assets, Note [Text Block]										The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to increase investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Senior Securities
The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of each of the Fund’s last ten fiscal years. The information in the table below was taken from the Fund’s financial statements for each fiscal year in the ten-year period ended October 31, 2024, and such financial statements have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm.
Fiscal Year Ended	Borrowings/Notes Payable Outstanding (in 000's)	Asset Coverage per $1,000 of Borrowings/Notes Payable¹
October 31, 2024	$103,000	$5,412
October 31, 2023	103,000	4,610
October 31, 2022	103,000	4,500
October 31, 2021	103,000	5,891
October 31, 2020	103,000	4,409
October 31, 2019	118,000	4,049
October 31, 2018	118,000	3,829
October 31, 2017	118,000	4,032
October 31, 2016	118,000	3,682
October 31, 2015	118,000	3,960
1
Calculated by subtracting the Fund’s total liabilities (not including the borrowings/notes payable) from the Fund’s total assets, and dividing the result by the borrowings/notes payable balance in thousands.

Senior Securities, Note [Text Block]										Calculated by subtracting the Fund’s total liabilities (not including the borrowings/notes payable) from the Fund’s total assets, and dividing the result by the borrowings/notes payable balance in thousands.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective.
The Fund’s investment objective is to provide a high level of after-tax total return. The Fund’s return is expected to consist primarily of tax-advantaged dividend income and capital appreciation.
Principal Strategies.
Under normal market conditions, the Fund invests at least 80% of its total managed assets in dividend-paying common and preferred stocks of U.S. and foreign issuers that the portfolio managers believe at the time of investment are eligible to pay dividends that may constitute qualified dividend income and, therefore, qualify for federal income taxation at rates applicable to long-term capital gains. The remainder of the Fund’s portfolio may be invested in stocks and other investments that pay dividends, distributions or other amounts taxable for federal income tax purposes at rates applicable to ordinary income.
Under normal market conditions, the Fund invests (i) at least 25% of its total managed assets in securities of U.S. issuers; (ii) at least 40% of its total managed assets in securities of non-U.S. issuers, including issuers located in emerging market countries, unless market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its total managed assets in securities of non-U.S. issuers; and (iii) in issuers located in at least five different countries (including the U.S.). The Fund may also invest up to 30% of its total assets in securities rated below investment grade.
The Fund also seeks to enhance the level of dividend income it receives by engaging in dividend capture trading. In seeking to manage exposure to certain sectors and/or markets in connection with its use of dividend capture trading, the Fund may buy and sell equity index futures contracts and may engage in other types of derivatives to manage such exposures. Additionally, the Fund may also use derivatives for other purposes, such as hedging, to enhance return or as a substitute for the purchase or sale of securities or currencies. Other permitted derivatives include futures contracts on securities and non-equity indices, options on futures contracts, the purchase of put options and the sale of call options on securities held, equity swaps, interest rate swaps, covered short sales, forward sales of stocks, forward currency exchange contracts and currency futures contracts. The Fund may invest in the foregoing derivatives without limitation and use of derivatives may be extensive. The Fund may also invest in credit derivatives (credit default swaps, total return swaps, credit options and other derivative transactions with substantially similar characteristics and risks), provided that the notional value of such derivative instruments entered into for non-hedging purposes does not exceed 5% of the value of preferred stocks held by the Fund.
The Fund invests a significant portion of its assets in each of the energy, raw materials, real estate, utilities and financial services sectors. The portfolio managers believe that, during periods of high or rising concern about inflation, investments in common stocks of certain types of issuers whose businesses are related to ‘‘hard assets’’ can support the Fund’s objective to achieve high after-tax total return. The Fund may not invest 25% or more of its total managed assets in the securities of issuers in any single industry.
The Fund may also invest up to 10% of its net assets in exchange-traded funds (“ETFs”) that invest primarily in preferred stocks.
The Fund employs leverage through borrowings to seek opportunities for additional income. Leverage may amplify the effect on the Fund’s net asset value (“NAV”) of any increase or decrease in the value of investments held. There can be no assurance that the use of borrowings will be successful.

Risk Factors [Table Text Block]
Principal Risks
Market Discount Risk.
As with any security, the market value of the common shares may increase or decrease from the amount initially paid for the common shares. The Fund’s common shares have traded both at a premium and at a discount relative to NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Fund’s NAV may decrease.
Issuer Risk.
The value of securities held by the Fund may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Tax Risk.
Although the Fund seeks to minimize and defer the federal income taxes incurred by common shareholders in connection with their investment in the Fund, there can be no assurance that it will be successful in this regard. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Distributions paid on the common shares may be characterized variously as net investment income (taxable at ordinary income rates), tax-advantaged dividends and capital gains dividends (each generally taxable at long-term capital gains rates) or return of capital (not currently taxable). The ultimate tax characterization of the Fund’s distributions made in a calendar year may not finally be determined until after the end of that calendar year. Distributions to a common shareholder that are return of capital will be tax free up to the amount of the common shareholder’s current tax basis in his or her common shares, with any distribution amounts exceeding such basis treated as capital gain. Common shareholders are required to reduce their tax basis in common shares by the amount of tax-free return of capital distributions received, thereby increasing the amount of capital gain (or decreasing the amount of capital loss) to be recognized upon a later disposition of the common shares. In order for Fund distributions of tax-advantaged dividend income to be taxable at favorable long-term capital gains rates, a common shareholder must meet certain prescribed holding period and other requirements with respect to his or her common shares.
Common Stock Risk.
The Fund has substantial exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concern about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real values during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.
Investment and Market Risk.
An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.
The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Equity Securities Risk.
The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.
Tax-Sensitive Investing Risk.
The Fund may hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation or interpretations. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.
Foreign Investment Risk.
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.
Emerging Markets Investment Risk.
Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more
developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.
Currency Risk.
Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.
Focused Investment Risk.
To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, assets class, or sector than a fund that invests more broadly.
Preferred Stock Risk.
Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks are subject to issuer-specific risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities. The value of preferred stock generally declines when interest rates rise and may react more significantly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.
Hybrid Securities Risk.
Hybrid securities generally possess characteristics common to both equity and debt securities. Preferred stocks, convertible securities, and certain debt obligations are types of hybrid securities. Hybrid securities generally have a preference over common stock in the event of the issuer’s liquidation and perpetual or near perpetual terms at time of issuance. Hybrid securities generally do not have voting rights or have limited voting rights. Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer-specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert.
Contingent Convertible Securities.
Contingent convertible securities (sometimes referred to as “CoCos”) are convertible securities with loss absorption characteristics. These securities provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion may be automatically triggered, for instance, if a company fails to meet the capital minimum with respect to the security, the company’s regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date. Under similar circumstances, the liquidation value of certain types of contingent convertible securities may be adjusted downward to below the original par value. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In certain circumstances, contingent convertible securities may write down to zero and investors could lose the entire value of the investment, even as the issuer remains in business. CoCos may be subject to redemption at the option of the issuer at a predetermined price.
Income Risk.
The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks and other hybrid securities and fixed-income securities held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.
Dividend Capture Trading Risk.
The use of dividend capture strategies will expose the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.
Value Investing Risk.
The Fund focuses its investments on dividend-paying common and preferred stocks that the Fund’s investment adviser or sub-adviser believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in common and preferred stocks. These securities generally are selected on the basis of an issuer’s fundamentals relative to current market price. Such securities are subject to the risk of misestimation of certain fundamental factors. In addition, during certain time periods, market dynamics may favor ‘‘growth’’ stocks over ‘‘value’’ stocks. Disciplined adherence to a ‘‘value’’ investment mandate during such periods can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible equity style mandates.
Credit Risk.
Investments in fixed income and other debt obligations, including loans, (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.
Interest Rate Risk.
In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. The impact of interest rate changes is significantly less for floating-rate instruments that have relatively short periodic rate resets (e.g., ninety days or less). In a rising interest rate environment, the durations or maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.
Lower Rated Investments Risk.
Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.
Derivatives Risk.
The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.
Sector Risk.
Because the Fund may, under certain market conditions, invest a significant portion of its assets in the energy, raw materials, real estate, utilities and financial services sectors, the value of Fund shares may be affected by the economic, political, social, financial, business, and other conditions or events that adversely affect those sectors. The Fund’s NAV may be more volatile than that of a fund that invests more broadly.
The energy industry can be signiﬁcantly affected by ﬂuctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations. The energy service industry can be signiﬁcantly affected by the supply of and demand for speciﬁc products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions. The energy sector includes companies principally engaged in the energy ﬁeld, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. These companies may include, for example, companies that produce, generate, reﬁne, control, transmit, market, distribute, or measure energy or energy fuels such as petro-chemicals; companies involved in providing products and services to companies in the energy ﬁeld; companies involved in energy research or experimentation; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control.
The Fund’s investments in natural resource-related common stocks in the raw materials sector will be subject to the risk that the prices of these securities may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Raw material industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations. The value of investments in the raw materials sector may be adversely affected by a change in inflation. The raw materials sector includes companies principally engaged in owning or developing non-energy natural resources and industrial materials, or supplying goods and services to such companies. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning non-energy natural resources. Raw materials include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), chemicals, paper and forest products and other basic commodities.
The real estate sector may include, for example, REITs that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. To the extent the Fund invests in the securities of companies in the real estate sector (‘‘Real Estate Companies’’) and REITs the Fund’s performance may be linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Values of the securities of Real Estate Companies may fall, among other reasons, because of the failure of borrowers from such Real Estate Companies to pay their loans or because of poor management of the real estate properties owned by such Real Estate Companies. Many Real Estate Companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Since interest rates are at or near historical lows, it is likely that they will rise in the near future. The value of investments in the real estate sector may be adversely affected by a change in inflation. Other factors such as lack of adequate insurance or environmental issues may contribute to the risks involved in a real estate investment.
The utilities sector generally includes companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric energy, gas, or water, or, in certain instances, the providing of communications services. Certain segments of this sector and individual companies within such segments may not perform as well as the sector as a whole. Many utility companies historically have been subject to risks of increases in fuel, purchased power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations. In particular, regulatory changes with respect to nuclear and conventionally fueled power generating and transmission facilities could increase costs or impair the ability of the utility companies to operate and utilize such facilities, thus reducing the utility companies’ earnings or resulting in losses. Rates of return on investment of certain utility companies are subject to review by government regulators. There can be no assurance that changes in regulatory policies or accounting standards will not negatively affect utility companies’ earnings or dividends. Costs incurred by utilities, such as fuel and purchased power costs, often are subject to immediate market action resulting from such things as political or military forces operating in geographic regions where oil production is concentrated or global or regional weather conditions, such as droughts, while the rate of return of utility companies generally is subject to review and limitation by state public utility commissions, which often results in a lag or an absence of correlation between costs and return. It is also possible that costs may not be offset by return. Utilities have, in recent years, been affected by increased competition, which could adversely affect the profitability or viability of such utilities. Electric utilities may also be subject to increasing economic pressures dues to deregulation of generation, transmission and other aspects of their business.
The industries within the ﬁnancial services sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other ﬁnancial commitments they can make, and the interest rates and fees they can charge. Proﬁtability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can ﬂuctuate signiﬁcantly when interest rates change. Credit losses resulting from ﬁnancial difﬁculties of borrowers can negatively affect the ﬁnancial services industries. Insurance companies can be subject to severe price competition. The ﬁnancial services industries are currently undergoing relatively rapid change as existing distinctions between ﬁnancial service segments become less clear. For example, recent business combinations have included insurance, ﬁnance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.
ETF Risk.
ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.
Liquidity Risk.
The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.
Inflation Risk.
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions thereon can decline.
Technology Risk.
The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
Leverage Risk.
Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the Fund’s portfolio securities. The Fund may not be able to adjust its use of leverage rapidly enough to respond to interest rate volatility, inflation, and other changing market conditions. As a result, the Fund’s use of leverage may have a negative impact on the Fund’s performance from time to time. The loss on leveraged investments may substantially exceed the initial investment.
Below Investment Grade Securities Risk.
The Fund’s investments in securities of below investment grade quality, if any, are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, securities of below investment grade quality entail greater potential price volatility and may be less liquid than higher rated securities. Issuers of below investment grade quality securities are more likely to default on their payments of dividends/interest and liquidation value/principal owed to the Fund, and such defaults will reduce the Fund’s net asset value and income distributions. The prices of these lower rated securities are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, such a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.
Risks Associated with Active Management.
The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.
Recent Market Conditions.
Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time.
The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between the United Kingdom and the European Union, and the risks associated with trade negotiations between the United States and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Regulators in the United States have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full
effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
There is widespread concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change may negatively impact certain issuers and/or industries.
Cybersecurity Risk.
With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its net asset value, interfere with the Fund’s ability to transact business or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Anti-Takeover Provisions.
The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) and Amended and Restated By-Laws (the “By-Laws”) include provisions that could have the effect of making it more difficult to acquire control of the Fund and/or to change the composition of its Board.
General Fund Investing Risks.
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the high and low closing market prices for the common shares on the New York Stock Exchange, and the corresponding NAV per share and the premium or discount to NAV per share at which the Fund’s common shares were trading as of such date.
	Market Price ($)		NAV per Share on Date of Market Price ($)		NAV Premium/(Discount) on Date of Market Price (%)
Fiscal Quarter Ended	High	Low	High	Low	High	Low
October 31, 2024	26.54	23.75	28.84	26.27	(7.98)	(9.59)
July 31, 2024	26.42	24.05	29.02	26.51	(8.96)	(9.28)
April 30, 2024	25.17	23.64	27.75	26.17	(9.30)	(9.67)
January 31, 2024	24.54	20.51	26.21	22.94	(6.37)	(10.59)
October 31, 2023	23.42	19.87	25.71	22.20	(8.91)	(10.50)
July 31, 2023	23.81	21.81	25.79	23.75	(7.68)	(8.17)
April 30, 2023	23.39	20.72	25.29	22.31	(7.51)	(7.13)
January 31, 2023	22.82	20.58	24.74	22.35	(7.76)	(7.92)

Latest Premium (Discount) to NAV [Percent]	[8]									(8.40%)
Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk.
As with any security, the market value of the common shares may increase or decrease from the amount initially paid for the common shares. The Fund’s common shares have traded both at a premium and at a discount relative to NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Fund’s NAV may decrease.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk.
The value of securities held by the Fund may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk.
Although the Fund seeks to minimize and defer the federal income taxes incurred by common shareholders in connection with their investment in the Fund, there can be no assurance that it will be successful in this regard. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Distributions paid on the common shares may be characterized variously as net investment income (taxable at ordinary income rates), tax-advantaged dividends and capital gains dividends (each generally taxable at long-term capital gains rates) or return of capital (not currently taxable). The ultimate tax characterization of the Fund’s distributions made in a calendar year may not finally be determined until after the end of that calendar year. Distributions to a common shareholder that are return of capital will be tax free up to the amount of the common shareholder’s current tax basis in his or her common shares, with any distribution amounts exceeding such basis treated as capital gain. Common shareholders are required to reduce their tax basis in common shares by the amount of tax-free return of capital distributions received, thereby increasing the amount of capital gain (or decreasing the amount of capital loss) to be recognized upon a later disposition of the common shares. In order for Fund distributions of tax-advantaged dividend income to be taxable at favorable long-term capital gains rates, a common shareholder must meet certain prescribed holding period and other requirements with respect to his or her common shares.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common Stock Risk.
The Fund has substantial exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concern about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real values during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk.
An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.
The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk.
The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

TaxSensitive Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax-Sensitive Investing Risk.
The Fund may hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation or interpretations. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investment Risk.
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Emerging Markets Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Investment Risk.
Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more
developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk.
Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focused Investment Risk.
To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, assets class, or sector than a fund that invests more broadly.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Stock Risk.
Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks are subject to issuer-specific risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities. The value of preferred stock generally declines when interest rates rise and may react more significantly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.

Hybrid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hybrid Securities Risk.
Hybrid securities generally possess characteristics common to both equity and debt securities. Preferred stocks, convertible securities, and certain debt obligations are types of hybrid securities. Hybrid securities generally have a preference over common stock in the event of the issuer’s liquidation and perpetual or near perpetual terms at time of issuance. Hybrid securities generally do not have voting rights or have limited voting rights. Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer-specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert.

Contingent Convertible Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Contingent Convertible Securities.
Contingent convertible securities (sometimes referred to as “CoCos”) are convertible securities with loss absorption characteristics. These securities provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion may be automatically triggered, for instance, if a company fails to meet the capital minimum with respect to the security, the company’s regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date. Under similar circumstances, the liquidation value of certain types of contingent convertible securities may be adjusted downward to below the original par value. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In certain circumstances, contingent convertible securities may write down to zero and investors could lose the entire value of the investment, even as the issuer remains in business. CoCos may be subject to redemption at the option of the issuer at a predetermined price.

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Income Risk.
The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks and other hybrid securities and fixed-income securities held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Dividend Capture Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend Capture Trading Risk.
The use of dividend capture strategies will expose the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Value Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Value Investing Risk.
The Fund focuses its investments on dividend-paying common and preferred stocks that the Fund’s investment adviser or sub-adviser believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in common and preferred stocks. These securities generally are selected on the basis of an issuer’s fundamentals relative to current market price. Such securities are subject to the risk of misestimation of certain fundamental factors. In addition, during certain time periods, market dynamics may favor ‘‘growth’’ stocks over ‘‘value’’ stocks. Disciplined adherence to a ‘‘value’’ investment mandate during such periods can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible equity style mandates.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk.
Investments in fixed income and other debt obligations, including loans, (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Lower Rated Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lower Rated Investments Risk.
Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk.
The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sector Risk.
Because the Fund may, under certain market conditions, invest a significant portion of its assets in the energy, raw materials, real estate, utilities and financial services sectors, the value of Fund shares may be affected by the economic, political, social, financial, business, and other conditions or events that adversely affect those sectors. The Fund’s NAV may be more volatile than that of a fund that invests more broadly.
The energy industry can be signiﬁcantly affected by ﬂuctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations. The energy service industry can be signiﬁcantly affected by the supply of and demand for speciﬁc products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions. The energy sector includes companies principally engaged in the energy ﬁeld, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. These companies may include, for example, companies that produce, generate, reﬁne, control, transmit, market, distribute, or measure energy or energy fuels such as petro-chemicals; companies involved in providing products and services to companies in the energy ﬁeld; companies involved in energy research or experimentation; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control.
The Fund’s investments in natural resource-related common stocks in the raw materials sector will be subject to the risk that the prices of these securities may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Raw material industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations. The value of investments in the raw materials sector may be adversely affected by a change in inflation. The raw materials sector includes companies principally engaged in owning or developing non-energy natural resources and industrial materials, or supplying goods and services to such companies. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning non-energy natural resources. Raw materials include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), chemicals, paper and forest products and other basic commodities.
The real estate sector may include, for example, REITs that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. To the extent the Fund invests in the securities of companies in the real estate sector (‘‘Real Estate Companies’’) and REITs the Fund’s performance may be linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Values of the securities of Real Estate Companies may fall, among other reasons, because of the failure of borrowers from such Real Estate Companies to pay their loans or because of poor management of the real estate properties owned by such Real Estate Companies. Many Real Estate Companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Since interest rates are at or near historical lows, it is likely that they will rise in the near future. The value of investments in the real estate sector may be adversely affected by a change in inflation. Other factors such as lack of adequate insurance or environmental issues may contribute to the risks involved in a real estate investment.
The utilities sector generally includes companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric energy, gas, or water, or, in certain instances, the providing of communications services. Certain segments of this sector and individual companies within such segments may not perform as well as the sector as a whole. Many utility companies historically have been subject to risks of increases in fuel, purchased power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations. In particular, regulatory changes with respect to nuclear and conventionally fueled power generating and transmission facilities could increase costs or impair the ability of the utility companies to operate and utilize such facilities, thus reducing the utility companies’ earnings or resulting in losses. Rates of return on investment of certain utility companies are subject to review by government regulators. There can be no assurance that changes in regulatory policies or accounting standards will not negatively affect utility companies’ earnings or dividends. Costs incurred by utilities, such as fuel and purchased power costs, often are subject to immediate market action resulting from such things as political or military forces operating in geographic regions where oil production is concentrated or global or regional weather conditions, such as droughts, while the rate of return of utility companies generally is subject to review and limitation by state public utility commissions, which often results in a lag or an absence of correlation between costs and return. It is also possible that costs may not be offset by return. Utilities have, in recent years, been affected by increased competition, which could adversely affect the profitability or viability of such utilities. Electric utilities may also be subject to increasing economic pressures dues to deregulation of generation, transmission and other aspects of their business.
The industries within the ﬁnancial services sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other ﬁnancial commitments they can make, and the interest rates and fees they can charge. Proﬁtability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can ﬂuctuate signiﬁcantly when interest rates change. Credit losses resulting from ﬁnancial difﬁculties of borrowers can negatively affect the ﬁnancial services industries. Insurance companies can be subject to severe price competition. The ﬁnancial services industries are currently undergoing relatively rapid change as existing distinctions between ﬁnancial service segments become less clear. For example, recent business combinations have included insurance, ﬁnance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

ETF Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ETF Risk.
ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk.
The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk.
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions thereon can decline.

Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Technology Risk.
The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk.
Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the Fund’s portfolio securities. The Fund may not be able to adjust its use of leverage rapidly enough to respond to interest rate volatility, inflation, and other changing market conditions. As a result, the Fund’s use of leverage may have a negative impact on the Fund’s performance from time to time. The loss on leveraged investments may substantially exceed the initial investment.

Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade Securities Risk.
The Fund’s investments in securities of below investment grade quality, if any, are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, securities of below investment grade quality entail greater potential price volatility and may be less liquid than higher rated securities. Issuers of below investment grade quality securities are more likely to default on their payments of dividends/interest and liquidation value/principal owed to the Fund, and such defaults will reduce the Fund’s net asset value and income distributions. The prices of these lower rated securities are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, such a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

Risks Associated with Active Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Active Management.
The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Recent Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recent Market Conditions.
Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing, which may impact such economies and markets in ways that cannot be foreseen at this time.
The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
Some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between the United Kingdom and the European Union, and the risks associated with trade negotiations between the United States and China, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, the current strength of the U.S. dollar may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Regulators in the United States have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full
effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
There is widespread concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change may negatively impact certain issuers and/or industries.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk.
With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its net asset value, interfere with the Fund’s ability to transact business or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

AntiTakeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions.
The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) and Amended and Restated By-Laws (the “By-Laws”) include provisions that could have the effect of making it more difficult to acquire control of the Fund and/or to change the composition of its Board.

General Fund Investing Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Fund Investing Risks.
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.
In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. The impact of interest rate changes is significantly less for floating-rate instruments that have relatively short periodic rate resets (e.g., ninety days or less). In a rising interest rate environment, the durations or maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	[4]									Percentage of net assets attributable to common shares
General Description of Registrant [Abstract]
Lowest Price or Bid		$ 23.75	$ 24.05	$ 23.64	$ 20.51	$ 19.87	$ 21.81	$ 20.72	$ 20.58
Highest Price or Bid		26.54	26.42	25.17	24.54	23.42	23.81	23.39	22.82
Lowest Price or Bid, NAV		26.27	26.51	26.17	22.94	22.2	23.75	22.31	22.35
Highest Price or Bid, NAV		$ 28.84	$ 29.02	$ 27.75	$ 26.21	$ 25.71	$ 25.79	$ 25.29	$ 24.74
Highest Price or Bid, Premium (Discount) to NAV [Percent]		(7.98%)	(8.96%)	(9.30%)	(6.37%)	(8.91%)	(7.68%)	(7.51%)	(7.76%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(9.59%)	(9.28%)	(9.67%)	(10.59%)	(10.50%)	(8.17%)	(7.13%)	(7.92%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]										Common Shares
Outstanding Security, Held [Shares]										16,388,138
Notes Payable [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 103,000,000				$ 103,000,000				$ 103,000,000	$ 103,000,000	$ 103,000,000	$ 103,000,000	$ 118,000,000	$ 118,000,000	$ 118,000,000	$ 118,000,000	$ 118,000,000
Senior Securities Coverage per Unit	[9]	$ 5,412				$ 4,610				$ 5,412	$ 4,500	$ 5,891	$ 4,409	$ 4,049	$ 3,829	$ 4,032	$ 3,682	$ 3,960

[1]	If common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load.
[2]	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your common shares held in a dividend reinvestment account.
[3]	Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.
[4]	Stated as a percentage of average net assets attributable to common shares for the year ended October 31, 2024.
[5]	The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to increase investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.
[6]	As of October 31, 2024, the outstanding borrowings represented approximately 18.5% leverage.
[7]	Includes interest and fee expense on notes payable.
[8]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[9]	Calculated by subtracting the Fund’s total liabilities (not including the borrowings/notes payable) from the Fund’s total assets, and dividing the result by the borrowings/notes payable balance in thousands.